Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows used in operating activities
Net loss	$ (5,083)	$ (5,519)
Adjustments for:
Stock-based compensation	1,921	2,883
Issued stock for commission	32
Convertible note related accretion expense		126
Changes in non-cash operating balances:
Accounts receivable and other receivables	60	3
Prepaid expense	(34)	(20)
Inventories	(24)	(3)
Accounts payable and accrued liabilities	(615)	21
Net cash flows used in operating activities	(3,743)	(2,509)
Cash flows from financing activities
Proceeds from issuance of share capital	7,932	1,756
Net cash flows provided by financing activities	7,932	1,756
Net (decrease) increase in cash	4,189	(753)
Cash, beginning of the period	851	2,017
Cash, end of the period	$ 5,040	$ 1,264